Investment Objectives and Goals - Allspring Municipal Fixed Income Funds	Jun. 30, 2026
California Limited-Term Tax-Free Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.
California Tax-Free Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax and California individual income tax.
High Yield Municipal Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high current income exempt from federal income tax, and capital appreciation.
Intermediate Tax/AMT-Free Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax.
Minnesota Tax-Free Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.
Municipal Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax.
Pennsylvania Tax-Free Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.
Short-Term Municipal Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax consistent with capital preservation.
Strategic Municipal Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from regular federal income tax.
Ultra Short-Term Municipal Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax, consistent with capital preservation.
Wisconsin Tax-Free Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.